Employee benefits (Tables)	12 Months Ended
Mar. 31, 2024
Statements [Line Items]
Summary of Amounts Recognized in Relation to Net Defined Benefit Liability asset in Statements of Financial Position
Amounts recognized in the consolidated statements of financial position are as follows:

	Yen in millions
	Japanese plans		Foreign plans
	March 31		March 31
	2023	2024	2023	2024
Present value of defined benefit obligations	573,143	543,292	124,702	126,987
Fair value of plan assets	(447,747)	(464,376)	(56,987)	(47,893)
The impact of minimum funding requirement and asset ceiling	6,897	9,837	3,455	3,457

Net amount	132,293	88,753	71,170	82,551

Amount recognized in the consolidated statements of financial position
Net defined benefit asset	(28,334)	(69,208)	(1,775)	(2,328)
Net defined benefit liability	160,627	157,961	72,945	84,879

Net amount	132,293	88,753	71,170	82,551

Summary of Weighted Average Duration of Defined Benefit Obligations
The weighted average duration of defined benefit obligations as of March 31, 2023 and 2024 is as follows:

	Japanese plans		Foreign plans
	March 31		March 31
	2023	2024	2023	2024
Weighted average duration of defined benefit obligations	11.2 years	10.9 years	12.2 years	12.5 years

Summary of Weighted-Average Actuarial Assumptions Used to Determine the Present Value of Defined Benefit Obligations
The significant actuarial assumptions used to determine the present value of defined benefit obligations as of March 31, 2023 and 2024 are as follows:

	Japanese plans		Foreign plans
	March 31		March 31
	2023	2024	2023	2024
Discount rate	1.1%	1.4%	4.3%	4.1%

Summary of Sensitivity of the Defined Benefit Obligations
The sensitivities of the defined benefit obligations to changes in the significant weighted-average actuarial assumptions are as follows:

	Yen in millions
	Japanese plans		Foreign plans
	March 31		March 31
Change in assumptions	2023	2024	2023	2024
Discount rate
0.25% decrease	16,042	14,362	3,487	3,657
0.25% increase	(13,201)	(12,077)	(3,316)	(3,493)

Summary of Defined Contribution Expenses
Total defined contribution expenses for the fiscal years ended March 31, 2022, 2023 an
d 202
4 are as f
oll
o
ws:

	Yen in millions
	Fiscal year ended March 31
	2022	2023	2024

Japanese plans	11,137	11,461	11,662
Foreign plans	11,154	17,271	16,137

Summary of Employee Benefit expense
Employee benefits expenses included in cost of sales, selling, general and administrative, and financial services expenses in the consolidated statements of income for the fiscal years ended March 31, 2022, 2023 and 2024 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2022	2023	2024
Total employee benefits expenses	1,253,148	1,539,965	1,743,936

Japanese Defined Benefit Plans [Member]
Statements [Line Items]
Summary of Fair Value of Plan Assets
The fair values of the assets held by Japanese and foreign plans are as follows:

	Yen in millions
	Japanese plans
	March 31 2023	Market price in active market
Asset class		Quoted	Unquoted
Cash and cash equivalents	18,060	18,060	—
Equity securities *1	37,562	33,335	4,227
Fixed income:
Government bonds *2	10,369	975	9,394
Corporate bonds *3	4,587	25	4,562
Commingled funds *4	287,978	—	287,978
Private equity	40,612	—	40,612
Hedge funds	48,579	—	48,579

Total	447,747	52,395	395,352

	Yen in millions
	Japanese plans
	March 31 2024	Market price in active market
Asset class		Quoted	Unquoted
Cash and cash equivalents	8,390	8,390	—
Equity securities *1	56,122	50,656	5,466
Fixed income:
Government bonds *2	11,211	1	11,210
Corporate bonds *3	5,403	—	5,403
Commingled funds *4	297,828	—	297,828
Private equity	40,017	—	40,017
Hedge funds	45,405	—	45,405

Total	464,376	59,047	405,329

*1	Represents primarily Japanese equity securities.

*2
Includes approximately 85% and 84% of debt securities issued by Japanese national and local governments,
and
15% and 16% of debt securities issued by foreign national and local governments as of the fiscal years ended March 31, 2023 and 2024, respectively.

*3	Includes debt securities issued by Japanese and foreign corporations and government related agencies.

*4	Commingled funds represent pooled institutional investments, including primarily investment trusts.

Foreign Defined Benefit Plan [Member]
Statements [Line Items]
Summary of Fair Value of Plan Assets

	Yen in millions
	Foreign plans
	March 31 2023	Market price in active market
Asset class		Quoted	Unquoted
Cash and cash equivalents	2,403	2,403	—
Equity securities *1	65	65	—
Fixed income:
Government bonds *2	2,135	—	2,135
Corporate bonds *3	12,052	—	12,052
Asset-backed securities	61	—	61
Insurance contracts *4	19,401	341	19,060
Commingled funds *5	18,113	—	18,113
Real estate and other	2,757	8	2,749

Total	56,987	2,817	54,170

	Yen in millions
	Foreign plans
	March 31 2024	Market price in active market
Asset class		Quoted	Unquoted
Cash and cash equivalents	4,692	4,692	—
Equity securities *1	84	84	—
Fixed income:
Government bonds *2	1,152	—	1,152
Corporate bonds *3	160	—	160
Asset-backed securities	36	—	36
Insurance contracts *4	21,736	359	21,377
Commingled funds *5	16,682	—	16,682
Real estate and other	3,351	10	3,341

Total	47,893	5,145	42,748

*1	Represents primarily foreign equity securities.

*2	Includes primarily foreign government debt securities.

*3	Includes primarily foreign corporate debt securities.

*4	Represents annuity contracts with or without profit sharing and bulk insurance contracts.

*5	Commingled funds represent pooled institutional investments, including primarily investment trusts.

Present value of defined benefit obligation [member]
Statements [Line Items]
Summary of Changes in the Defined Benefit Obligations Present Value of Defined Benefit Obligations
The changes in the defined benefit obligations for the fiscal years ended March 31, 2023 and 2024 are as follows:

	Yen in millions
	Japanese plans		Foreign plans
	Fiscal year ended March 31		Fiscal year ended March 31
	2023	2024	2023	2024
Beginning balance of the fiscal year	614,763	573,143	277,903	124,702

Current service cost	12,660	12,078	2,319	1,783
Past service cost	5	11	(365)	142
Interest cost	4,367	6,534	4,623	5,349
Remeasurements:
Change in demographic assumptions	2,974	4,399	(458)	(385)
Change in financial assumptions	(27,314)	(16,568)	(60,179)	1,170
Other	(569)	1,677	(940)	632
Translation adjustments	—	—	11,213	16,068
Plan participants’ contributions	—	—	516	565
Benefits paid	(33,741)	(37,787)	(9,798)	(11,198)
Curtailments and settlements*	—	—	(100,132)	(11,841)
Other	(2)	(195)	—	—

Ending balance of the fiscal year	573,143	543,292	124,702	126,987

*
Curtailments and settlements of the foreign plans for the fiscal year ended March 31, 2023 relate mainly to the termination of the defined benefit pension plan at certain U.K. subsidiaries. Curtailments and settlements of the foreign plans for the fiscal year ended March 31, 2024 relate mainly to the termination of the defined benefit pension plan at certain U.S. subsidiaries.

Effect of asset ceiling [member]
Statements [Line Items]
Summary of Changes in the Defined Benefit Obligations Present Value of Defined Benefit Obligations	The impact of minimum funding requirement and asset ceiling The impact of minimum funding requirement and asset ceiling for the fiscal years ended March 31, 2023 and 2024 is as follows:
Changes In The Plan Assets [Member]
Statements [Line Items]
Summary of Changes in the Defined Benefit Obligations Present Value of Defined Benefit Obligations
The changes in the plan assets for the fiscal years ended March 31, 2023 and 2024 are as follows:

	Yen in millions
	Japanese plans		Foreign plans
	Fiscal year ended March 31		Fiscal year ended March 31
	2023	2024	2023	2024
Beginning balance of the fiscal year	474,933	447,747	198,791	56,987

Interest income	3,649	5,424	2,804	2,592
Remeasurements:
Return on plan assets excluding interest income	(13,378)	32,764	(43,173)	(2,485)
Translation adjustments	—	—	5,760	7,521
Employer contribution	5,650	2,316	3,444	5,381
Plan participants’ contributions	—	—	516	585
Benefits paid	(23,107)	(23,875)	(8,240)	(10,603)
Curtailments and settlements*	—	—	(102,915)	(12,085)

Ending balance of the fiscal year	447,747	464,376	56,987	47,893

*
Curtailments and settlements of the foreign plans for the fiscal year ended March 31, 2023 relate mainly to the termination of the defined benefit pension plan at certain U.K. subsidiaries. Curtailments and settlements of the foreign plans for the fiscal year ended March 31, 2024 relate mainly to the termination of the defined benefit pension plan at certain U.S. subsidiaries.